Pension and Postretirement Benefits: Schedule of Amounts recognized in accumulated other comprehensive income ("AOCI") (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
AOCI, Net Gain	$ (50,166)	$ (59,233)
AOCI, Prior Service Cost	8,021	8,801
AOCI, Translation Difference	(1,315)	759
Total amount recognized on AOCI	$ (43,460)	$ (49,673)